Net Income/ (loss) Per Share	12 Months Ended
Dec. 31, 2020
Net Income/(loss) Per Share
Net Income/(loss) Per Share

8.         Net Income/(loss) Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	HK$	HK$	HK$

Basic and diluted income per share
Numerator:
Net income/(loss) for the year attributable to the Company’s ordinary shareholders	177,974	40,849	(3,507)
- Continuing operations	6,047	(12,515)	(3,507)
- Discontinued operations	171,927	53,364	—

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding
- Continuing operations	12,938,128	12,938,128	12,938,128
- Discontinued operations	12,938,128	12,938,128	12,938,128

Weighted average number of basic and diluted ordinary shares used in calculating income per share
- Continuing operations	12,938,128	12,938,128	12,938,128
- Discontinued operations	12,938,128	12,938,128	12,938,128

Basic and diluted net income/(loss) per share	HK$13.76	HK$3.16	HK$(0.27)
- Continuing operations	HK$0.47	HK$(0.97)	HK$(0.27)
- Discontinued operations	HK$13.29	HK$4.13	—